Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2020	2019

Basic weighted average number of shares outstanding	448,694	446,021

Effect of dilutive securities

Share purchase options	1,003	627

Restricted share units	373	282

Diluted weighted average number of shares outstanding	450,070	446,930

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$54.79, compared to Cdn$32.40 for the comparable period in 2019.

	Years Ended December 31

(in thousands)	2020	2019

Share purchase options	-	477

Share purchase warrants	10,000	10,000

Total	10,000	10,477